Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

December 31, 2007

Supplement to the Prospectus
Class C Shares
dated April 30, 2007, as supplemented July 6, 2007, August 14, 2007 and December 6, 2007

The following replaces the Shareholder Fees table in the section titled, “Fees and Expenses” on page 12 of the Prospectus.

	Alpha Hedged	Beta Hedged
	Strategies Fund	Strategies Fund
Shareholder Fees(1)(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Maximum Account Fee(2)	None	None

NOTES TO FEE TABLE

(1)
Although no sales loads or transaction fees are charged, you may be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ Transfer Agent.

(2)	IRA accounts will be charged a $15.00 annual maintenance fee.

The following information supplements the section titled “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the prospectus.

AlphaStream Capital Management, LLC
Castle Peak Asset Management, LLC
Concise Capital Management, LP
Deltec Asset Management, LLC
Duncan-Hurst Capital Management, L.P.
FrontFour Capital Group, LLC
Goldberg Advisers, LLC.
KDC Investment Management, LP
Nicholas Investment Partners, L.P.
Osage Energy Partners, L.P.
Sage Capital Management, LLC
Simran Capital Management, LLC
Viewpoint Investment Partners

1

The following paragraphs supplement the section titled “Investment Advisor” on pages 27 - 29 of the prospectus.

Investment Advisor

The following Underlying Funds may be utilized by each Fund:

Long/Short Equity – Growth – 1
This strategy employs long and short trading in primarily U.S. domestic equity securities.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Energy and Natural Resources – 1
This strategy employs long and short trading in primarily U.S. domestic equity securities and master limited partnerships in the energy and natural resources sectors.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Addition of Sub-Advisors

Effective May 22, 2007, the Board of Trustees has appointed Sage Capital Management, LLC (“Sage”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Sage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Simran Capital Management, LLC (“Simran”), as sub-advisor to Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Simran does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Viewpoint Investment Partners (“Viewpoint”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Viewpoint does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective June 26, 2007, the Board of Trustees has appointed Deltec Asset Management, LLC (“Deltec”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Deltec does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective June 26, 2007, the Board of Trustees has appointed Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Duncan-Hurst does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed AlphaStream Capital Management, LLC (“AlphaStream”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of AlphaStream does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Concise Capital Management, LP (“Concise”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Concise does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Goldberg Advisers, LLC (“Goldberg”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Goldberg does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

2

Effective October 17, 2007, the Board of Trustees has appointed KDC Investment Management, LP (“KDC”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of KDC does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Osage Energy Partners, L.P. (“Osage”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Osage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed Castle Peak Asset Management, LLC (“Castle Peak”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Castle Peak does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed FrontFour Capital Group, LLC (“FrontFour”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of FrontFour does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed Nicholas Investment Partners, L.P. (“Nicholas”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Nicholas does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the “Investment Sub-Advisors” section of the Prospectus on pages 30-36 describing the sub-advisors to the Funds is hereby amended to add the following:

AlphaStream Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with AlphaStream Capital Management, LLC (“AlphaStream”), to manage a portion of the Long/Short Equity – Momentum – 1 portfolio. AlphaStream is located at 220 Montgomery Street, Suite 946, San Francisco, CA 94104, and is a registered investment advisor. AlphaStream provides investment advice and portfolio management services to individuals and businesses, investment companies and other pooled investment vehicles, and institutional clients.  As of October 31, 2007, AlphaStream managed approximately $5 million in assets.

Castle Peak Asset Management, LLC:

The Advisor has entered into a sub-advisory agreement with Castle Peak Asset Management, LLC (“Castle Peak”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Castle Peak is located at 575 Market Street, Suite 1825, San Francisco, CA 94105, and is pending registration as an investment advisor with the SEC. Castle Peak provides investment advice and portfolio management services to individuals and businesses, other pooled investment vehicles and institutional investors.  As of October 31, 2007, Castle Peak managed approximately $18 million in assets.

Concise Capital Management, LP:

The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Concise is located at 2999 NE 191st Street, Suite 240B, Aventura, FL 33180, and is a registered investment advisor. Concise provides investment advice and portfolio management services to pooled investment vehicles.  As of October 31, 2007, Concise managed approximately $3 million in assets.

Deltec Asset Management, LLC:

The Advisor has entered into a sub-advisory agreement with Deltec Asset Management, LLC (“Deltec”), to manage a portion of the Global Hedged Income – 1 portfolio. Deltec is located at 645 Fifth Avenue, New York, NY 10022, and is a registered investment advisor.  Deltec provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors, charitable organizations, and pooled investment vehicles.  As of June 30, 2007, Deltec managed approximately $1 billion in assets.

3

Duncan-Hurst Capital Management, L.P.:

The Advisor has entered into a sub-advisory agreement with Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Duncan-Hurst is located at 4365 Executive Drive, Suite 1520, San Diego, CA 92121, and is a registered investment advisor. Duncan-Hurst provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans and charitable organizations, endowments and foundations.  As of June 30, 2007, Duncan-Hurst managed approximately $615 million in assets.

FrontFour Capital Group, LLC:

The Advisor has entered into a sub-advisory agreement with Front Four Capital Group, LLC (“Front Four”), to manage a portion of the Distressed Securities & Special Situations – 1 portfolio. Front Four is located at 230 Park Avenue, Suite 714, New York, NY 10169, and is pending registration as an investment advisor with the SEC.  Front Four provides investment advice and portfolio management services to pooled investment vehicles.  As of October 31, 2007, Front Four managed approximately $48 million in assets.

Goldberg Advisers, LLC:

The Advisor has entered into a sub-advisory agreement with Goldberg Advisers, LLC (“Goldberg”), to manage a portion of the Energy and Natural Resources – 1 portfolio. Goldberg is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, and is a registered investment advisor.  Goldberg provides investment advice and portfolio management services to individually managed accounts, investment companies, pooled investment vehicles, and other institutional clients.  As of October 31, 2007, Goldberg managed approximately $10 million in assets.

KDC Investment Management, LP:

The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Distressed Securities & Special Situations – 1 portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to private investment companies, , pooled investment vehicles, and institutionally managed accounts.  As of September 30, 2007, KDC managed approximately $300 million in assets.

Nicholas Investment Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Nicholas is located at 6451 El Sicomero Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and pooled investment vehicles.  As of September 30, 2007, Nicholas managed approximately $240 million in assets.

Osage Energy Partners, L.P.:

The Advisor has entered into a sub-advisory agreement with Osage Energy Partners, L.P. (“Osage”), to manage a portion of the Energy and Natural Resources – 1 portfolio. Osage is located at 25227 Grogans Mill Road, Suite 125, The Woodlands, TX 77380, and is a registered investment advisor.  Osage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pooled investment vehicles and other corporate entities.  As of October 31, 2007, Osage managed approximately $15 million in assets.

Sage Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Sage is located at 665 South Orange Avenue, Suite 1A, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors, pooled investment vehicles and pension and profit-sharing plans.  As of June 30, 2007, Sage managed approximately $177 million in assets.

4

Simran Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to pooled investment vehicles, investment companies and private investment partnerships.  As of June 30, 2007, Simran managed approximately $75 million in assets.

Viewpoint Investment Partners:

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Viewpoint is located at 11995 El Camino Real, Suite 305, San Diego, CA 92130, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, pension and profit-sharing plans, charitable organizations and pooled investment vehicles.  As of June 30, 2007, Viewpoint managed approximately $84 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

December 31, 2007

Supplement to the Prospectus
dated April 30, 2007, as supplemented July 6, 2007, August 14, 2007 and December 6, 2007

The following information supplements the section titled “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the prospectus.

AlphaStream Capital Management, LLC
Castle Peak Asset Management, LLC
Concise Capital Management, LP
Deltec Asset Management, LLC
Duncan-Hurst Capital Management, L.P.
FrontFour Capital Group, LLC
Goldberg Advisers, LLC.
KDC Investment Management, LP
Nicholas Investment Partners, L.P.
Osage Energy Partners, L.P.
Sage Capital Management, LLC
Simran Capital Management, LLC
Viewpoint Investment Partners

The following paragraphs supplement the section titled “Investment Advisor” on pages 27 - 29 of the prospectus.

Investment Advisor

The following Underlying Funds may be utilized by each Fund:

Long/Short Equity – Growth – 1
This strategy employs long and short trading in primarily U.S. domestic equity securities.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Energy and Natural Resources – 1
This strategy employs long and short trading in primarily U.S. domestic equity securities and master limited partnerships in the energy and natural resources sectors.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Addition of Sub-Advisors

Effective May 22, 2007, the Board of Trustees has appointed Sage Capital Management, LLC (“Sage”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Sage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Simran Capital Management, LLC (“Simran”), as sub-advisor to Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Simran does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Viewpoint Investment Partners (“Viewpoint”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Viewpoint does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective June 26, 2007, the Board of Trustees has appointed Deltec Asset Management, LLC (“Deltec”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Deltec does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective June 26, 2007, the Board of Trustees has appointed Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Duncan-Hurst does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed AlphaStream Capital Management, LLC (“AlphaStream”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of AlphaStream does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Concise Capital Management, LP (“Concise”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Concise does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Goldberg Advisers, LLC (“Goldberg”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Goldberg does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed KDC Investment Management, LP (“KDC”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of KDC does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective October 17, 2007, the Board of Trustees has appointed Osage Energy Partners, L.P. (“Osage”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Osage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed Castle Peak Asset Management, LLC (“Castle Peak”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Castle Peak does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed FrontFour Capital Group, LLC (“FrontFour”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of FrontFour does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective November 20, 2007, the Board of Trustees has appointed Nicholas Investment Partners, L.P. (“Nicholas”), as sub-advisor to the Trust to manage a portion of an Underlying Fund’s assets.  The appointment of Nicholas does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the “Investment Sub-Advisors” section of the Prospectus on pages 30-36 describing the sub-advisors to the Funds is hereby amended to add the following:

AlphaStream Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with AlphaStream Capital Management, LLC (“AlphaStream”), to manage a portion of the Long/Short Equity – Momentum – 1 portfolio. AlphaStream is located at 220 Montgomery Street, Suite 946, San Francisco, CA 94104, and is a registered investment advisor. AlphaStream provides investment advice and portfolio management services to individuals and businesses, investment companies and other pooled investment vehicles, and institutional clients.  As of October 31, 2007, AlphaStream managed approximately $5 million in assets.

Castle Peak Asset Management, LLC:

The Advisor has entered into a sub-advisory agreement with Castle Peak Asset Management, LLC (“Castle Peak”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Castle Peak is located at 575 Market Street, Suite 1825, San Francisco, CA 94105, and is pending registration as an investment advisor with the SEC. Castle Peak provides investment advice and portfolio management services to individuals and businesses, other pooled investment vehicles and institutional investors.  As of October 31, 2007, Castle Peak managed approximately $18 million in assets.

Concise Capital Management, LP:

The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Concise is located at 2999 NE 191st Street, Suite 240B, Aventura, FL 33180, and is a registered investment advisor. Concise provides investment advice and portfolio management services to pooled investment vehicles.  As of October 31, 2007, Castle Peak managed approximately $3 million in assets.

Deltec Asset Management, LLC:

The Advisor has entered into a sub-advisory agreement with Deltec Asset Management, LLC (“Deltec”), to manage a portion of the Global Hedged Income – 1 portfolio. Deltec is located at 645 Fifth Avenue, New York, NY 10022, and is a registered investment advisor.  Deltec provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors, charitable organizations, and pooled investment vehicles.  As of June 30, 2007, Deltec managed approximately $1 billion in assets.

Duncan-Hurst Capital Management, L.P.:

The Advisor has entered into a sub-advisory agreement with Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Duncan-Hurst is located at 4365 Executive Drive, Suite 1520, San Diego, CA 92121, and is a registered investment advisor. Duncan-Hurst provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans and charitable organizations, endowments and foundations.  As of June 30, 2007, Duncan-Hurst managed approximately $615 million in assets.

FrontFour Capital Group, LLC:

The Advisor has entered into a sub-advisory agreement with Front Four Capital Group, LLC (“Front Four”), to manage a portion of the Distressed Securities & Special Situations – 1 portfolio. Front Four is located at 230 Park Avenue, Suite 714, New York, NY 10169, and is pending registration as an investment advisor with the SEC.  Front Four provides investment advice and portfolio management services to pooled investment vehicles.  As of October 31, 2007, Front Four managed approximately $48 million in assets.

Goldberg Advisers, LLC:

The Advisor has entered into a sub-advisory agreement with Goldberg Advisers, LLC (“Goldberg”), to manage a portion of the Energy and Natural Resources – 1 portfolio. Goldberg is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, and is a registered investment advisor.  Goldberg provides investment advice and portfolio management services to individually managed accounts, investment companies, pooled investment vehicles, and other institutional clients.  As of October 31, 2007, Goldberg managed approximately $10 million in assets.

KDC Investment Management, LP:

The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Distressed Securities & Special Situations – 1 portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to private investment companies, , pooled investment vehicles, and institutionally managed accounts.  As of September 30, 2007, KDC managed approximately $300 million in assets.

Nicholas Investment Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Nicholas is located at 6451 El Sicomero Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and pooled investment vehicles.  As of September 30, 2007, Nicholas managed approximately $240 million in assets.

Osage Energy Partners, L.P.:

The Advisor has entered into a sub-advisory agreement with Osage Energy Partners, L.P. (“Osage”), to manage a portion of the Energy and Natural Resources – 1 portfolio. Osage is located at 25227 Grogans Mill Road, Suite 125, The Woodlands, TX 77380, and is a registered investment advisor.  Osage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pooled investment vehicles and other corporate entities.  As of October 31, 2007, Osage managed approximately $15 million in assets.

Sage Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Sage is located at 665 South Orange Avenue, Suite 1A, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors, pooled investment vehicles and pension and profit-sharing plans.  As of June 30, 2007, Sage managed approximately $177 million in assets.

Simran Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to pooled investment vehicles, investment companies and private investment partnerships.  As of June 30, 2007, Simran managed approximately $75 million in assets.

Viewpoint Investment Partners:

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Viewpoint is located at 11995 El Camino Real, Suite 305, San Diego, CA 92130, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, pension and profit-sharing plans, charitable organizations and pooled investment vehicles.  As of June 30, 2007, Viewpoint managed approximately $84 million in assets.

Please retain this Supplement with your
Prospectus for future reference.